Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 15, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2020
C000234952
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Income Opportunities Fund - Class A
Account Value	$ 9,879	$ 9,657		$ 8,594	$ 9,497
C000234953
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Income Opportunities Fund - Class I
Account Value	$ 10,484	10,224		9,085	10,000
C000221920
Account Value [Line Items]
Line Graph and Table Measure Name	VELA International Fund - Class A
Account Value	$ 14,122	13,005		11,832	11,292	$ 11,709	$ 9,497
C000221919
Account Value [Line Items]
Line Graph and Table Measure Name	VELA International Fund - Class I
Account Value	$ 15,068	13,837		12,556	11,949	12,340	10,000
C000221922
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Large Cap Plus Fund - Class A
Account Value	$ 16,784	16,006		13,180	14,319	12,358	9,497
C000221921
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Large Cap Plus Fund - Class I
Account Value	$ 17,862	16,996		13,962	15,132	13,026	10,000
C000246925
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Short Duration Fund - Class A
Account Value	$ 10,065	9,560	$ 9,497
C000246926
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Short Duration Fund - Class I
Account Value	$ 10,694	10,127	10,000
C000221924
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Small Cap Fund - Class A
Account Value	$ 17,531	18,073		14,988	15,887	14,895	9,497
C000221923
Account Value [Line Items]
Line Graph and Table Measure Name	VELA Small Cap Fund- Class I
Account Value	$ 18,665	19,196		15,874	16,786	15,699	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Account Value	$ 12,673	11,820		9,142	10,000
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 14,665	13,927		12,080	12,420	12,053	10,000
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 14,665	13,927		12,080	12,420	12,053	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,299	16,135		12,479	13,650	12,196	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,299	16,135		12,479	13,650	12,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,471	9,984	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,471	9,984	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,299	16,135		12,479	13,650	12,196	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,299	16,135		12,479	13,650	12,196	10,000
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,422	10,756		9,363	10,000
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,422	10,756		9,363	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,495	16,226		12,494	13,639	12,041	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,495	16,226		12,494	13,639	12,041	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 10,654	10,088	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 10,654	10,088	$ 10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,169	14,760		12,330	13,949	14,806	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,169	$ 14,760		$ 12,330	$ 13,949	$ 14,806	$ 10,000